REVENUE	12 Months Ended
Dec. 31, 2016
REVENUE
REVENUE	19 REVENUE Net revenue consisted of the following:
	Year ended December 31,
	2014	2015	2016

Service revenue	450,940	653,591	1,003,015
Equipment sales	17,397	50,045	52,945

	468,337	703,636	1,055,960